Impairment of Long-Lived Assets	12 Months Ended
Dec. 31, 2025
Impairment of Long-Lived Assets
Impairment of Long-Lived Assets

21) Impairment of Long-Lived Assets

The carrying value of the Partnership’s fleet is regularly assessed as events or changes in circumstances may indicate that a vessel’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, and in such situation the carrying amount of the vessel is reduced to its estimated fair value. The Partnership considers factors related to vessel age, expected residual value, ongoing use of the vessels and equipment, shifts in market conditions and other impacting factors associated with the shuttle tanker business as well as the wider global oil and maritime transportation industries.

This exercise in the fourth quarter of 2025 resulted in an impairment in respect of the Bodil Knutsen, principally due to her high carrying value and the prospective change, from January 1, 2026, of the useful life estimate for our vessels from 23 years to 20 years. This change is a consequence of prevailing longer term market trends, but does not prevent vessels from being utilized beyond 20 years, should a market opportunity arise. The carrying value of the Bodil Knutsen was written down to her estimated fair value, using a discounted cash flow valuation. Our estimates of future cash flows involve assumptions about future hire rates, vessel utilization, operating expenses, drydocking expenditures, vessel residual values, the remaining estimated life of our vessels and discount rates. The Partnership’s consolidated statement of operations for the year ended December 31, 2025, includes a $20.3 million impairment charge related to the Bodil Knutsen. The impairment of the Bodil Knutsen is included in the Partnership’s only segment, the shuttle tanker segment.

This exercise in the second quarter of 2024 resulted in impairments in respect of both the Dan Cisne and the Dan Sabia principally due to their high carrying value, and their smaller size not being optimal for the Brazilian market, therefore affecting the outlook for their future employment. The carrying values of the Dan Cisne and the Dan Sabia were written down to their estimated fair values, using a discounted cash flow valuation. Our estimates of future cash flows involve assumptions about future hire rates, vessel utilization, operating expenses, drydocking expenditures, vessel residual values, the remaining estimated life of our vessels, possible sale of the two vessels and discount rates. The Partnership’s consolidated statement of operations for the year ended December 31, 2024, includes a $5.8 million impairment charge related to the Dan Cisne and a $10.6 million impairment charge related to the Dan Sabia. The impairment of the Dan Cisne and the Dan Sabia is included in the Partnership’s only segment, the shuttle tanker segment.